Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Advances to third parties	¥ 58,552	¥ 55,913
Advances to employees	8,577	13,089
Receivables from selling subsidiaries	45,450
Prepaid rental fees	1,103	3,762
School deposits	21,038	13,276
Deposits for financing arrangements	6,700	3,250
Low-value consumables	1,730	1,625
Others	1,558	1,385
Prepaid expenses and other current assets	¥ 144,708	¥ 92,300